CAPITAL STOCK (Details Narrative) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013 Series A Preferred Stock	Apr. 30, 2013 Common Stock	Apr. 15, 2013 Common Stock
Units sold	28,333,334	1,826,087
Value of units sold		$ 420,000		$ 1,270,000	$ 170,000	$ 170,000	$ 1,100,000
Price per unit	$ 0.05	$ 0.23						$ 0.03	$ 0.03
Aggregate outstanding convertible prommisory notes		394,612	394,612	394,612
Shares designated			150,000,000	150,000,000		150,000,000	150,000,000
Par value			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Warrants to purchase common stock										22,980,931
Offering costs				(180,989)
Units converted for legal fees	62,500
Share based compensation and additional paid in capital			$ 132,961
Registered shares			158,652,485
Treasury stock, at cost			4,339,555	4,339,555